Stock Compensation Plans - Classification of Stock-based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 9,171	$ 186	$ 9,461	$ 315	$ 825	$ 407
Cost of revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	660	12	692	18	75	17
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	5,389	131	5,578	218	561	258
Sales, general and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 3,122	$ 43	$ 3,191	$ 79	$ 189	$ 132